Accounts payable and accrued liabilities (FY) (Details) - USD ($)	Oct. 31, 2024	Sep. 05, 2024	Jul. 31, 2024	Jul. 31, 2023
Accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 6,297,712	$ 39,527	$ 5,661,681	$ 490,287
Accrued liabilities	2,011,741		813,284	418,365
Income taxes payable	99,256		101,009	0
Accounts payable and accrued liabilities	$ 8,408,709		$ 6,575,974	$ 908,652